Treasury shares	6 Months Ended
Jun. 30, 2026
Treasury shares.
Treasury shares

5.Treasury shares

	Number of shares		Cost of shares
	30 June	30 June	30 June	30 June
	2026	2025	2026	2025
	‘000	‘000	US$’000	US$’000
At beginning of the financial period	7,939	7,743	50,372	48,387
Purchases of treasury shares	—	317	—	2,739
Share options exercised	(472)	(121)	(2,995)	(754)
At end of the financial period	7,467	7,939	47,377	50,372

Pursuant to the Company’s long-term management share option plans, announced on 1 March 2022 (“LTIP 2022”):

(a)	participants of the LTIP 2022 exercised vested options granted under LTIP 2022 during Q1 2025; 120,647 shares were transferred at an average strike price of US$4.54 (NOK 46.6) per share.
(b)	participants of the LTIP 2022 exercised vested options granted under LTIP 2022 during Q1 2026; 471,951 shares were transferred at an average strike price of US$4.57 (NOK 43.6) per share.

On 8 April 2025, the Board of Directors of the Company approved a share buyback program under which the Company may purchase up to 3 million ordinary shares for a maximum amount of US$20.0 million. The program commenced on 8 April and finalised on 17 April 2025. During this period, the Company acquired a total of 316,437 ordinary shares at an average price of US$8.63 per share for a total consideration of US$2,732,109.